Bank and Other Borrowings (Details) - USD ($)		12 Months Ended
	Mar. 03, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Bank and Other Borrowings (Details) [Line Items]
Weighted average interest rate		103.20%	21.09%
Loans amount (in Dollars)		$ 361
Loan an individual shareholder (in Dollars)	$ 1,250
Agreement shares (in Shares)	338,968
American West Pacific International Investment Corporation [Member]
Bank and Other Borrowings (Details) [Line Items]
Bearing interest rate				6.00%
Short term bank term		$1,250